Net Income (Loss) per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share

The calculation of basic and diluted limited partners' net loss per common unit is summarized below (in thousands, except per unit amounts):

	Years Ended December 31,
	2016	2015	2014
Net loss from continuing operations	$(43,829)	$(199,418)	$(55,496)
Less: Net income (loss) attributable to noncontrolling interests	2,766	(13)	3,993
Net loss from continuing operations attributable to the Partnership	(46,595)	(199,405)	(59,489)
Less:
Distributions on Series A Units	19,138	16,978	14,492
Distributions on Series C Units	9,487	—	—
Distributions on Series D Units	963	—	—
Distributions on Series B Units	—	1,373	2,220
Net income (loss) from continuing operations attributable to JPE preferred units	—	—	656
Net income (loss) from continuing operations attributable to predecessor capital	—	—	(2,014)
General partner's distributions	2,550	6,790	2,694
General partner's share in undistributed loss	(1,691)	(3,498)	(1,325)
Net loss from continuing operations attributable to Limited Partners	(77,042)	(221,048)	(76,212)
Net loss from discontinued operations attributable to Limited Partners	(4,715)	(423)	(14,545)
Net loss attributable to Limited Partners	$(81,757)	$(221,471)	$(90,757)

Weighted average number of common units used in computation of Limited Partners' net loss per common unit - basic and diluted	51,176	45,050	27,524

Limited Partners' net loss from continuing operations per unit (basic and diluted)	$(1.51)	$(4.91)	$(2.77)
Limited Partners' net loss from discontinued operations per unit (basic and diluted)	(0.09)	(0.01)	(0.52)
Limited Partners' net loss per common unit - basic and diluted (1)	$(1.60)	$(4.92)	$(3.29)

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(1) Potential common unit equivalents are antidilutive for all periods and, as a result, have been excluded from the determination of diluted limited partners' net income (loss) per common unit.